LEASES (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Renewal option			true
Termination option			true
Operating lease expense
Operating lease cost	$ 38.3	$ 37.5	$ 49.7
Short-term and variable lease cost			31.6
Total lease cost	57.8	59.3	81.3
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating cash outflows - payments on operating leases			51.7
Right-of-use assets obtained in exchange for new lease obligations- Operating leases	42.0	$ 142.8	157.0
Operating lease right-of-use assets	127.4		110.4
Operating lease liabilities	$ 131.3		$ 113.2
Weighted Average Remaining Lease Term	4 years 3 months 18 days		4 years 6 months
Weighted Average Discount Rate	6.40%		7.30%
Other assets
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease right-of-use assets			$ 110.4
Accrued expenses and other liabilities
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease liabilities			35.0
Other long-term liabilities
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease liabilities			$ 78.2
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms			1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms			20 years